Consolidated Balance Sheet - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	$ 192,817,000,000	$ 158,231,000,000
Loans and advances to banks	15,480,000,000	15,444,000,000
Receivables from securities financing transactions	75,012,000,000	74,210,000,000
Cash collateral receivables on derivative instruments	30,514,000,000	32,737,000,000
Loans and advances to customers	397,761,000,000	379,528,000,000
Other financial assets measured at amortized cost	26,209,000,000	27,194,000,000
Total financial assets measured at amortized cost	737,794,000,000	687,345,000,000
Financial assets at fair value held for trading	130,821,000,000	125,397,000,000
of which: assets pledged as collateral that may be sold or repledged by counterparties	43,397,000,000	47,098,000,000
Derivative financial instruments	118,142,000,000	159,617,000,000
Brokerage receivables	21,839,000,000	24,659,000,000
Financial assets at fair value not held for trading	60,080,000,000	80,364,000,000
Total financial assets measured at fair value through profit or loss	330,882,000,000	390,037,000,000
Financial assets measured at fair value through other comprehensive income	8,844,000,000	8,258,000,000
Investments in associates	1,243,000,000	1,557,000,000
Property, equipment and software	12,888,000,000	13,109,000,000
Goodwill and intangible assets	6,378,000,000	6,480,000,000
Deferred tax assets	8,876,000,000	9,212,000,000
Other non-financial assets	10,277,000,000	9,768,000,000
Total assets	1,117,182,000,000	1,125,765,000,000
Liabilities
Amounts due to banks	13,101,000,000	11,050,000,000
Payables from securities financing transactions	5,533,000,000	6,321,000,000
Cash collateral payables on derivative instruments	31,798,000,000	37,312,000,000
Customer deposits	542,007,000,000	524,605,000,000
Debt issued measured at amortized cost	139,155,000,000	139,232,000,000
Other financial liabilities measured at amortized cost	9,001,000,000	9,729,000,000
Total financial liabilities measured at amortized cost	740,595,000,000	728,250,000,000
Financial liabilities at fair value held for trading	31,688,000,000	33,595,000,000
Derivative financial instruments	121,309,000,000	161,102,000,000
Brokerage payables designated at fair value	44,045,000,000	38,742,000,000
Debt issued designated at fair value	73,799,000,000	61,243,000,000
Other financial liabilities designated at fair value	30,074,000,000	30,387,000,000
Total financial liabilities measured at fair value through profit or loss	300,916,000,000	325,069,000,000
Provisions	3,518,000,000	2,828,000,000
Other non-financial liabilities	11,151,000,000	9,854,000,000
Total liabilities	1,056,180,000,000	1,066,000,000,000
Equity
Share capital	322,000,000	338,000,000
Share premium	15,928,000,000	16,753,000,000
Treasury shares	(4,675,000,000)	(4,068,000,000)
Retained earnings	43,851,000,000	38,776,000,000
Other comprehensive income recognized directly in equity, net of tax	5,236,000,000	7,647,000,000
Equity attributable to shareholders	60,662,000,000	59,445,000,000
Equity attributable to non-controlling interests	340,000,000	319,000,000
Total equity	61,002,000,000	59,765,000,000
Total liabilities and equity	1,117,182,000,000	1,125,765,000,000
UBS AG
Assets
Cash and balances at central banks	192,817,000,000	158,231,000,000
Loans and advances to banks	15,360,000,000	15,344,000,000
Receivables from securities financing transactions	75,012,000,000	74,210,000,000
Cash collateral receivables on derivative instruments	30,514,000,000	32,737,000,000
Loans and advances to customers	398,693,000,000	380,977,000,000
Other financial assets measured at amortized cost	26,236,000,000	27,219,000,000
Total financial assets measured at amortized cost	738,632,000,000	688,717,000,000
Financial assets at fair value held for trading	131,033,000,000	125,492,000,000
of which: assets pledged as collateral that may be sold or repledged by counterparties	43,397,000,000	47,098,000,000
Derivative financial instruments	118,145,000,000	159,618,000,000
Brokerage receivables	21,839,000,000	24,659,000,000
Financial assets at fair value not held for trading	59,642,000,000	80,038,000,000
Total financial assets measured at fair value through profit or loss	330,659,000,000	389,808,000,000
Financial assets measured at fair value through other comprehensive income	8,844,000,000	8,258,000,000
Investments in associates	1,243,000,000	1,557,000,000
Property, equipment and software	11,712,000,000	11,958,000,000
Goodwill and intangible assets	6,378,000,000	6,480,000,000
Deferred tax assets	8,839,000,000	9,174,000,000
Other non-financial assets	9,836,000,000	9,374,000,000
Total assets	1,116,145,000,000	1,125,327,000,000
Liabilities
Amounts due to banks	13,101,000,000	11,050,000,000
Payables from securities financing transactions	5,533,000,000	6,321,000,000
Cash collateral payables on derivative instruments	31,801,000,000	37,313,000,000
Customer deposits	544,834,000,000	527,929,000,000
Funding from UBS Group AG	57,295,000,000	53,979,000,000
Debt issued measured at amortized cost	82,432,000,000	85,351,000,000
Other financial liabilities measured at amortized cost	9,765,000,000	10,421,000,000
Total financial liabilities measured at amortized cost	744,762,000,000	732,364,000,000
Financial liabilities at fair value held for trading	31,688,000,000	33,595,000,000
Derivative financial instruments	121,309,000,000	161,102,000,000
Brokerage payables designated at fair value	44,045,000,000	38,742,000,000
Debt issued designated at fair value	71,460,000,000	59,868,000,000
Other financial liabilities designated at fair value	32,414,000,000	31,773,000,000
Total financial liabilities measured at fair value through profit or loss	300,916,000,000	325,080,000,000
Provisions	3,452,000,000	2,791,000,000
Other non-financial liabilities	8,572,000,000	7,018,000,000
Total liabilities	1,057,702,000,000	1,067,254,000,000
Equity
Share capital	338,000,000	338,000,000
Share premium	24,653,000,000	24,580,000,000
Retained earnings	27,912,000,000	25,251,000,000
Other comprehensive income recognized directly in equity, net of tax	5,200,000,000	7,585,000,000
Equity attributable to shareholders	58,102,000,000	57,754,000,000
Equity attributable to non-controlling interests	340,000,000	319,000,000
Total equity	58,442,000,000	58,073,000,000
Total liabilities and equity	$ 1,116,145,000,000	$ 1,125,327,000,000